Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (18,738)
Balance at end of period	(17,981)	SFr (18,738)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(62)	(35)	SFr (15)
Increase/(decrease)	(114)	(61)	(6)
Increase/(decrease) due to equity method investments	(10)	1	(6)
Reclassification adjustments, included in net income	114	33	(8)
Cumulative effect of accounting changes, net of tax	0		0
Total increase/(decrease)	(10)	(27)	(20)
Balance at end of period	(72)	(62)	(35)
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(13,119)	(12,095)	(12,615)
Increase/(decrease)	(342)	(1,054)	441
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	19	30	79
Cumulative effect of accounting changes, net of tax	0		0
Total increase/(decrease)	(323)	(1,024)	520
Balance at end of period	(13,442)	(13,119)	(12,095)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	48	61	60
Increase/(decrease)	(10)	(13)	1
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	(7)	0	0
Cumulative effect of accounting changes, net of tax	(21)		0
Total increase/(decrease)	(38)	(13)	1
Balance at end of period	10	48	61
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(3,583)	(4,278)	(4,672)
Increase/(decrease)	(710)	337	7
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	319	358	387
Cumulative effect of accounting changes, net of tax	0		0
Total increase/(decrease)	(391)	695	394
Balance at end of period	(3,974)	(3,583)	(4,278)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	522	643	607
Increase/(decrease)	(26)	0	142
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	(109)	(121)	(106)
Cumulative effect of accounting changes, net of tax	0		0
Total increase/(decrease)	(135)	(121)	36
Balance at end of period	387	522	643
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(2,544)	(568)
Increase/(decrease)	1,605	(2,008)	(1,043)
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	49	32	0
Cumulative effect of accounting changes, net of tax	0		475
Total increase/(decrease)	1,654	(1,976)	(568)
Balance at end of period	(890)	(2,544)	(568)
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(18,738)	(16,272)	(16,635)
Increase/(decrease)	403	(2,799)	(458)
Increase/(decrease) due to equity method investments	(10)	1	(6)
Reclassification adjustments, included in net income	385	332	352
Cumulative effect of accounting changes, net of tax	(21)		475
Total increase/(decrease)	757	(2,466)	363
Balance at end of period	(17,981)	(18,738)	(16,272)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(15,932)
Balance at end of period	(14,840)	(15,932)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(51)	(16)	6
Increase/(decrease)	(115)	(61)	(6)
Reclassification adjustments, included in net income	108	26	(16)
Cumulative effect of accounting changes, net of tax	0		0
Total increase/(decrease)	(7)	(35)	(22)
Balance at end of period	(58)	(51)	(16)
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(13,248)	(12,269)	(12,750)
Increase/(decrease)	(344)	(1,009)	409
Reclassification adjustments, included in net income	19	30	72
Cumulative effect of accounting changes, net of tax	0		0
Total increase/(decrease)	(325)	(979)	481
Balance at end of period	(13,573)	(13,248)	(12,269)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	48	61	60
Increase/(decrease)	(11)	(13)	1
Reclassification adjustments, included in net income	(7)	0	0
Cumulative effect of accounting changes, net of tax	(21)		0
Total increase/(decrease)	(39)	(13)	1
Balance at end of period	9	48	61
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(381)	(402)	(612)
Increase/(decrease)	(18)	(40)	131
Reclassification adjustments, included in net income	49	61	79
Cumulative effect of accounting changes, net of tax	0		0
Total increase/(decrease)	31	21	210
Balance at end of period	(350)	(381)	(402)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	2	2	2
Increase/(decrease)	(10)	0	0
Reclassification adjustments, included in net income	0	0	0
Cumulative effect of accounting changes, net of tax	0		0
Total increase/(decrease)	(10)	0	0
Balance at end of period	(8)	2	2
Bank | Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(2,302)	(618)
Increase/(decrease)	1,394	(1,716)	(1,082)
Reclassification adjustments, included in net income	48	32	0
Cumulative effect of accounting changes, net of tax	0		464
Total increase/(decrease)	1,442	(1,684)	(618)
Balance at end of period	(860)	(2,302)	(618)
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(15,932)	(13,242)	(13,294)
Increase/(decrease)	896	(2,839)	(547)
Reclassification adjustments, included in net income	217	149	135
Cumulative effect of accounting changes, net of tax	(21)		464
Total increase/(decrease)	1,092	(2,690)	52
Balance at end of period	SFr (14,840)	SFr (15,932)	SFr (13,242)